Shareholder Fees (Vanguard Intermediate-Term Corporate Bond Index Fund Institutional)	Vanguard Intermediate-Term Corporate Bond Index Fu Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares 9/1/2013 - 8/31/2014
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	0.25%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none